WCM Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.3%
	CONSUMER DISCRETIONARY — 14.8%
1,867	AMN Healthcare Services, Inc.*	$102,573
6,034	Boot Barn Holdings, Inc.*	116,818
1,729	Brunswick Corp.	115,809
3,946	Caesars Entertainment, Inc.*	122,523
6,926	Callaway Golf Co.	131,940
2,049	Marriott Vacations Worldwide Corp.	173,468
622	MSA Safety, Inc.	73,726
2,062	Planet Fitness, Inc. - Class A*	107,636
8,498	Regis Corp.*	65,265
818	Wingstop, Inc.	127,813
		1,137,571
	CONSUMER STAPLES — 3.0%
725	Casey's General Stores, Inc.	115,413
4,030	Performance Food Group Co.*	112,920
		228,333
	FINANCIALS — 8.9%
3,180	Americold Realty Trust - REIT	128,313
4,405	Evo Payments, Inc. - Class A*	99,949
2,572	Pinnacle Financial Partners, Inc.	101,903
1,014	Primerica, Inc.	121,335
2,627	Rexford Industrial Realty, Inc. - REIT	123,285
694	WEX, Inc.*	109,909
		684,694
	HEALTH CARE — 34.1%
1,122	ACADIA Pharmaceuticals, Inc.*	46,642
2,340	Arrowhead Pharmaceuticals, Inc.*	100,784
2,384	AtriCure, Inc.*	97,291
1,110	Axsome Therapeutics, Inc.*	79,176
1,016	Biohaven Pharmaceutical Holding Co., Ltd.*	65,065
1,634	Bridgebio Pharma, Inc.*	45,981
957	Charles River Laboratories International, Inc.*	190,433
693	ChemoCentryx, Inc.*	36,528
1,939	Fate Therapeutics, Inc.*	60,632
1,831	Glaukos Corp.*	80,015
2,042	Halozyme Therapeutics, Inc.*	55,522
2,407	Insmed, Inc.*	62,871
3,280	Iovance Biotherapeutics, Inc.*	95,350
1,206	Kodiak Sciences, Inc.*	55,874
2,154	Kura Oncology, Inc.*	35,412
844	LHC Group, Inc.*	164,673

WCM Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
599	Ligand Pharmaceuticals, Inc. - Class B*	$70,191
3,165	Merit Medical Systems, Inc.*	141,539
2,196	Momenta Pharmaceuticals, Inc.*	64,760
588	MyoKardia, Inc.*	52,996
2,307	Natera, Inc.*	110,782
2,619	NuVasive, Inc.*	149,650
511	Penumbra, Inc.*	113,396
405	Reata Pharmaceuticals, Inc. - Class A*	59,818
862	Repligen Corp.*	130,084
2,445	Shockwave Medical, Inc.*	120,587
7,021	Surgery Partners, Inc.*	107,211
1,112	Tandem Diabetes Care, Inc.*	116,159
545	Turning Point Therapeutics, Inc.*	32,280
1,048	Ultragenyx Pharmaceutical, Inc.*	81,912
		2,623,614
	INDUSTRIALS — 10.6%
1,801	Axon Enterprise, Inc.*	149,717
1,513	John Bean Technologies Corp.	141,859
1,458	Mercury Systems, Inc.*	112,893
1,543	Tetra Tech, Inc.	136,787
1,064	TopBuild Corp.*	140,363
1,788	Woodward, Inc.	133,993
		815,612
	MATERIALS — 6.4%
2,183	Ingevity Corp.*	127,662
745	Rogers Corp.*	88,797
825	Trex Co., Inc.*	114,947
2,834	UFP Industries, Inc.	164,995
		496,401
	TECHNOLOGY — 20.5%
4,732	ACI Worldwide, Inc.*	126,770
1,521	Blackline, Inc.*	135,232
4,627	LivePerson, Inc.*	198,869
1,396	MAXIMUS, Inc.	103,597
3,797	Medallia, Inc.*	116,682
7,988	Pluralsight, Inc. - Class A*	169,106
1,181	Proofpoint, Inc.*	136,606
1,856	Science Applications International Corp.	148,443
3,484	Semtech Corp.*	194,163
1,533	Tabula Rasa HealthCare, Inc.*	86,155

WCM Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
2,543	WNS Holdings Ltd. - ADR*	$162,650
		1,578,273
	TOTAL COMMON STOCKS
	(Cost $6,905,777)	7,564,498

Principal Amount
	SHORT-TERM INVESTMENTS — 2.8%
$214,460	UMB Money Market II Special, 0.01%[1]	214,460
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $214,460)	214,460
	TOTAL INVESTMENTS — 101.1%
	(Cost $7,120,237)	7,778,958
	Liabilities in Excess of Other Assets — (1.1)%	(81,778)
	TOTAL NET ASSETS — 100.0%	$7,697,180

ADR – American Depository Receipt
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.